Income Taxes (Details) $ in Millions	6 Months Ended
Mar. 31, 2025 HKD ($)
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Tax benefit, percentage	50.00%
High and New Technology Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%
Huadi Steel [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%
HONG KONG
Income Taxes [Line Items]
Income tax rate, percentage	16.50%
Amount of assessable profits (in Dollars)	$ 2.0
Lower tax rate of assessable profits, percentage	8.25%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.00%